CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 1,202	$ 998
Restricted cash	136	139
Trade receivables and other current assets	1,633	1,860
Financial instrument assets	173	125
Due from related parties	211	123
Assets held for sale	263	938
Current assets	3,618	4,183
Financial instrument assets	1,732	1,500
Equity-accounted investments	1,644	1,392
Property, plant and equipment, at fair value	56,262	54,283
Intangible assets	8	209
Goodwill	1,603	1,526
Deferred income tax assets	211	176
Other long-term assets	823	842
Total Assets	65,901	64,111
Current liabilities
Accounts payable and accrued liabilities	1,020	1,086
Financial instrument liabilities	567	559
Due to related parties	686	588
Corporate borrowings	0	249
Non-recourse borrowings	1,457	2,027
Provisions	31	83
Liabilities directly associated with assets held for sale	195	351
Current liabilities	3,956	4,943
Financial instrument liabilities	1,434	1,670
Corporate borrowings	2,651	2,299
Non-recourse borrowings	20,307	20,275
Deferred income tax liabilities	6,876	6,507
Provisions	625	600
Other long-term liabilities	1,540	1,531
Equity
Preferred limited partners' equity	760	760
Limited partners' equity	4,319	4,096
Total Equity	28,512	26,286
Total Liabilities and Equity	65,901	64,111
Non-controlling interests
Current assets
Property, plant and equipment, at fair value	27,745	26,312
Equity
Non-controlling interests	23,433	21,430
Participating non-controlling interests – in operating subsidiaries
Equity
Non-controlling interests	16,604	14,755
Total Equity	16,604	14,755
General partnership interest in a holding subsidiary held by Brookfield
Equity
Non-controlling interests	59	59
Total Equity	59	59
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Equity
Non-controlling interests	2,908	2,892
Total Equity	2,908	2,892
BEPC exchangeable shares
Equity
Non-controlling interests	2,686	2,561
Preferred equity
Equity
Non-controlling interests	584	571
Total Equity	584	571
Perpetual subordinated notes
Equity
Non-controlling interests	592	592
Total Equity	$ 592	$ 592